FAIR VALUE OPTION Q (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Option	The following table summarizes the financial instruments for which the fair value option has been elected:

(in thousands)	September 30, 2025	December 31, 2024
Assets
Digital financial assets	$322,949	$359,665
Investments	934,729	558,093
Total	$1,257,678	$917,758

Schedule of Realized and Net Change in Unrealized Gains Losses	The following table presents the realized and net change in unrealized gains / (losses) on the financial instruments on which the fair value option was elected:

	Three Months Ended September 30,
	2025		2024
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$55,310	$48,195	$72,493	$(63,003)

	Nine Months Ended September 30,
	2025		2024
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$87,823	$18,133	$75,695	$43,670
The following table presents the realized and net change in unrealized gains / (losses) on the financial instruments on which the fair value option was elected:

	December 31, 2024		December 31, 2023		December 31, 2022
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$83,441	$130,980	$(833)	$88,757	$48,501	$(320,050)